Schedule of subsidiaries (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025
Goal Beyond Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	GOAL BEYOND LIMITED (GOAL BEYOND)
Main business	Holding company
Location	Samoa
Percentage of ownership	100.00%		100.00%
Star Leader Trading Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	STAR LEADER TRADING LIMITED (STAR LEADER)
Main business	Sales of bicycle, racket, and other carbon fiber composite products
Location	Hong Kong
Percentage of ownership	100.00%		100.00%
Bohong Technology Jiangsu Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of investee	Bohong Technology Jiangsu Co., Ltd. (Bohong)
Main business	Manufacturing bicycle, racket and other carbon fiber composite products
Location	Jiangsu, People’s Republic of China (“PRC”)
Percentage of ownership		[1]	100.00%
Yma Corporation [member]
IfrsStatementLineItems [Line Items]
Name of investee	YMA CORPORATION (YMA)
Main business	Product development, design, manufacturing and sales of carbon fiber composite products
Location	Republic of China (“ROC”)
Percentage of ownership	100.00%		100.00%
Time Yield Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	TIME YIELD LIMITED (TIME YIELD)
Main business	Purchasing
Location	Samoa
Percentage of ownership		[1]	100.00%
Premium Quest International Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)
Main business	Holding company
Location	British Virgin Islands
Percentage of ownership			100.00%
Star Leader Trading Private Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)
Main business	Sales of bicycle, sporting goods, and other carbon composite products
Location	Singapore
Percentage of ownership	100.00%		100.00%
Dongguan Changrong New Material Technology Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of investee	Dongguan Changrong New Material Technology Co., Ltd
Main business	Sales of bicycle, sporting goods, and other carbon composite products
Location	Dongguan, PRC
Percentage of ownership	100.00%		100.00%
Litzmo BV [member]
IfrsStatementLineItems [Line Items]
Name of investee	LITZMO B.V.
Main business	Sales of bicycle, sporting goods, and other carbon composite products
Location	Netherlands
Percentage of ownership			100.00%

[1]	These entities have been deregistered during the period.